Consolidated Statements of Cash Flows, Direct - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Types of collection from operating activities
Collections from the sale of goods and services	$ 19,737,179	$ 14,770,122	$ 18,408,759
Collections from royalties, payments, commissions, and other revenue	54,073	36,171	38,223
Collections from premiums and services, annual payments, and other benefits from policies held	11,675	28,364	26,940
Other collections from operating activities	700,664	1,269,911	828,859
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(11,673,564)	(8,185,560)	(9,343,478)
Payments to and on behalf of employees	(718,763)	(731,887)	(867,683)
Payments on premiums and services, annual payments, and other obligations from policies held	(12,624)	(13,014)	(11,723)
Other payments for operating activities	(4,479,954)	(4,013,788)	(5,723,433)
Interest paid	(17)	(4,675)	(8,343)
Cash flows from (used in) operating activities
Income taxes paid	(720,829)	(527,952)	(561,805)
Other cash inflows (outflows)	(282,264)	(202,182)	(258,805)
Net cash flows from (used in) operating activities	2,615,576	2,425,510	2,527,511
Cash flows from (used in) investing activities
Cash flows used in the purchase of non-controlling interests			(97,517)
Other collections from the sale of equity or debt instruments belonging to other entities	1,248,281	176,383	284,939
Other payments to acquire equity or debt instruments belonging to other entities	(1,265,183)	(215,626)	(245,390)
Loans to related parties	(48,545)
Purchases of property, plant and equipment	(1,841,204)	(813,827)	(891,599)
Purchases of intangible assets	(1,170,407)	(739,664)	(767,291)
Payments from future, forward, option and swap contracts	(22,787)	(5,070)	(3,909)
Collections from future, forward, option and swap contracts	43,544	21,037	14,981
Collections from related parties	82,597
Dividends received	1,089	2,120	1,521
Interest received	28,693	43,400	111,730
Other cash inflows (outflows)	1,009,625	(4,369)	(7,263)
Net cash flows from (used in) investing activities	(1,934,297)	(1,535,616)	(1,599,798)
Cash flows from (used in) financing activities
Proceeds from issuance of shares			2,999,874
Payments for acquiring treasury shares	(282)
Payments for other equity interests	(29,547)
Total proceeds from loans	2,727,331	1,646,135	4,898,823
Proceeds from long-term loans	1,670,872	437,284	1,164,306
Proceeds from short-term loans	1,056,459	1,208,851	3,734,517
Loans from related parties	1,274,799	295,299
Payment of borrowings	(2,858,855)	(1,775,865)	(4,782,344)
Payment of lease liabilities	(65,009)	(77,292)	(59,177)
Payment of loans to related parties	(445,257)		(2,662,433)
Dividends paid	(962,959)	(1,057,692)	(723,983)
Interest paid	(338,978)	(326,703)	(614,599)
Other cash inflows (outflows)	104,007	109,583	120,935
Net cash flows from (used in) financing activities	(594,750)	(1,186,535)	(822,904)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	86,529	(296,641)	104,809
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(197,269)	(135,363)	(70,097)
Net increase (decrease) in cash and cash equivalents	(110,740)	(432,004)	34,712
Cash and cash equivalents at beginning of period	1,506,993	1,938,997	1,904,285
Cash and cash equivalents at end of period	$ 1,396,253	$ 1,506,993	$ 1,938,997